Share-based Payments - Narrative - Significant Subsidiary Plans and Other Plans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Significant Subsidiary Plan [Line Items]
Share-based payment expense | $	$ 4,415	$ 14,699	$ 13,950
Number of share options exercised (in dollars per share) | shares	534,034	577,022	2,238,187
All Subsidiaries | Stock incentive plan
Significant Subsidiary Plan [Line Items]
Share-based payment expense | $	$ 277	$ 4,711	$ 6,252
Number of share options exercised (in dollars per share) | shares	0